Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based On:	Net Income(6) (in thousands) ($)
					Total Shareholder Return(5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	3,522,750	(360,474)	2,878,537	617,776	4.11	(160,928)
2022	8,145,000	(12,366,963)	3,179,591	(3,125,934)	11.10	(281,721)
2021	11,728,617	(11,644,474)	6,839,065	(2,075,456)	64.35	(212,151)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for J. Scott Wolchko for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2023 Executive Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	3,522,750	(2,602,350)	(1,280,874)	(360,474)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)
2021	11,728,617	(10,752,617)	(12,620,474)	(11,644,474)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2023	1,048,478	(1,798,128)	489,062	(1,020,286)	—	—	(1,280,874)
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)
2021	3,066,436	(14,190,573)	200,247	(1,696,584)	—	—	(12,620,474)

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the

Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2023	Edward Dulac, Bahram Valamehr, Cindy Tahl
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2021	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wolchko) for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2023	2,878,537	(2,255,370)	(5,391)	617,776
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)
2021	6,839,065	(6,266,227)	(2,648,294)	(2,075,456)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2023	908,685	(1,043,584)	423,854	(294,346)	—	—	(5,391)
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)
2021	1,628,810	(3,208,590)	66,515	(1,135,029)	—	—	(2,648,294)

(5)	The calculation of Cumulative TSR assumes that $100 was invested in our common stock as of the market close on December 31, 2020.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the

Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2023	Edward Dulac, Bahram Valamehr, Cindy Tahl
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2021	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic

PEO Total Compensation Amount	$ 3,522,750	$ 8,145,000	$ 11,728,617
PEO Actually Paid Compensation Amount	$ (360,474)	(12,366,963)	(11,644,474)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	3,522,750	(2,602,350)	(1,280,874)	(360,474)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)
2021	11,728,617	(10,752,617)	(12,620,474)	(11,644,474)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2023	1,048,478	(1,798,128)	489,062	(1,020,286)	—	—	(1,280,874)
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)
2021	3,066,436	(14,190,573)	200,247	(1,696,584)	—	—	(12,620,474)

Non-PEO NEO Average Total Compensation Amount	$ 2,878,537	3,179,591	6,839,065
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,776	(3,125,934)	(2,075,456)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wolchko) for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2023	2,878,537	(2,255,370)	(5,391)	617,776
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)
2021	6,839,065	(6,266,227)	(2,648,294)	(2,075,456)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2023	908,685	(1,043,584)	423,854	(294,346)	—	—	(5,391)
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)
2021	1,628,810	(3,208,590)	66,515	(1,135,029)	—	—	(2,648,294)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship
Between PEO
and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 4.11	11.1	64.35
Net Income (Loss)	$ (160,928,000)	(281,721,000)	(212,151,000)
PEO Name	J. Scott Wolchko
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,602,350)	(7,500,000)	(10,752,617)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280,874)	(13,011,963)	(12,620,474)
PEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,048,478	1,457,114	3,066,436
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,798,128)	(9,384,451)	(14,190,573)
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,062	1,093,557	200,247
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,020,286)	(6,178,183)	(1,696,584)
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280,874)	(13,011,963)	(12,620,474)
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,255,370)	(2,702,751)	(6,266,227)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,391)	(3,602,774)	(2,648,294)
Non-PEO NEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	908,685	603,183	1,628,810
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,043,584)	(2,864,205)	(3,208,590)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,854	200,428	66,515
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,346)	(1,542,179)	(1,135,029)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,391)	$ (3,602,774)	$ (2,648,294)